Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	Calvert SAGE Fund
Central Index Key	dei_EntityCentralIndexKey	0001438390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Calvert Large Cap Value Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0001438390_SupplementTextBlock
SUPPLEMENT TO
CALVERT LARGE CAP VALUE FUND
Calvert Equity Funds Prospectus (Class A, C and Y)
dated April 30, 2015
Date of Supplement: August 17, 2015
THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED JULY 1, 2015, TO THE ABOVE-REFERENCED PROSPECTUS, WHICH SUPPLEMENT CONTAINED SIMILAR DISCLOSURE. THIS SUPPLEMENT AMENDS THE EFFECTIVE DATE OF THE CHANGES DESCRIBED IN THE EARLIER SUPPLEMENT AND PROVIDES NEW INFORMATION ABOUT THE FUND'S RESPONSIBLE INVESTMENT PRINCIPLES.
IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME
AND INVESTMENT STRATEGY
The Board of Directors (the “Board”) for Calvert Large Cap Value Fund (the “Fund”) has approved the following: a new name for the Fund, a change to the investment strategy in order to implement a global investment mandate for the Fund, and changes to the Fund’s responsible investment principles.
Effective October 1, 2015, the Prospectus is hereby amended as follows:
All references to "Calvert Large Cap Value Fund" are changed to “Calvert Global Value Fund” to reflect the Fund's new name.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delete the disclosure under "Investment Objective" in the Fund Summary for the Fund on page 1 of the Prospectus and replace it with the following: The Fund seeks long-term capital appreciation.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Delete the first two paragraphs of disclosure under "Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for the Fund on page 1 of the Prospectus and insert the following:
The Fund offers opportunities for long-term growth of capital through investments in equity securities of companies whose stock the Advisor believes are undervalued. Equity securities include common stock, preferred stock, trust preferred securities, convertible securities and depositary receipts (American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)).
There are no restrictions as to the market capitalization of companies in which the Fund invests, but the Fund invests primarily in mid- and large-cap companies.
The Fund will invest at least 40% of its assets in foreign securities or, if the Adviser determines conditions are not favorable, invest at least 30% of its assets in foreign securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. In addition, the Fund will normally invest in companies located in at least three countries outside of the U.S. The Fund does not intend to invest more than 20% of its assets in securities of issuers located in emerging market countries.
The Fund may enter into foreign currency transactions to hedge foreign currency exposure.
The last two paragraphs under “Investments, Risks and Performance — Principal Investment Strategies” in the Fund Summary for Calvert Large Cap Value Fund on page 2 of the Prospectus are deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for the Fund on page 2 of the Prospectus, delete the risk disclosures for "Small-Cap and Mid-Cap Company Risk," "Foreign Securities Risk," "Foreign Currency Risk" and "Sustainable and Responsible Investing Risk" and insert the following:
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.